Gross Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	$ 970	$ 663
Adjustments related to prior year tax positions	(5)
Increases related to current year tax positions	370	307
Decreases due to statute of limitation expiration	0	0
Balance at end of year	$ 1,335	$ 970